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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):     [   ]    is a restatement.
                                     [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:             Benham & Green Capital Management, LLC
         Address:          1299 Prospect Street, Suite 301
                           La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:             James A. Benham
         Title:            Member/Manager
         Phone:            (858) 551-3130

Signature, Place, and Date of Signing:

/s/ James A. Benham             La Jolla, California         November 14, 2000
---------------------           --------------------       ---------------------
[Signature]                         [City, State]                 [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Entry Total:                       25

Form 13F Information Table Value Total:                       $132,825
                                                              (x1000)

List of Other Included Managers:                              None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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   Form 13F Information Table

            Column 1                  Column 2          Column 3        Column 4      Column 5                       Column 6
         Name of Issuer            Title of Class        CUSIP           Value        Shrs or     Sh/Prn  Put/Call  Investment
                                                                        (x1000)       Prn Amt                       Discretion

American Express Co                     Com           025816 10 9              $641       10,554    Sh                 Sole
Agilent Technologies Inc                Com           00846U 10 1              $535       10,927    Sh                 Sole
Bristol Myers Squibb Co                 Com           110122 10 8              $838       14,665    Sh                 Sole
Chase Manhattan Corp New                Com           16161A 10 8            $4,204       91,020    Sh                 Sole
Cisco Sys Inc                           Com           17275R 10 2           $11,116      201,193    Sh                 Sole
Citigroup Inc                           Com           172967 10 1            $6,642      122,859    Sh                 Sole
Dell Computer Corp                      Com           247025 10 9            $2,880       93,465    Sh                 Sole
E M C Corp Mass                         Com           268648 10 2              $440        4,438    Sh                 Sole
General Elec Co                         Com           369604 10 3              $748       12,960    Sh                 Sole
Hewlett Packard Co                      Com           428236 10 3            $2,943       30,342    Sh                 Sole
I2 Technologies Inc                     Com           465754 10 9            $2,710       14,485    Sh                 Sole
Intel Corp                              Com           458140 10 0            $7,369      177,295    Sh                 Sole
Internet Cap Group Inc                  Com           46059C 10 6              $589       33,776    Sh                 Sole
JDS Uniphase Corp                       Com           46612J 10 1            $3,477       36,725    Sh                 Sole
Johnson & Johnson                       Com           478160 10 4            $3,681       39,182    Sh                 Sole
Microsoft Corp                          Com           594918 10 4            $3,801       63,018    Sh                 Sole
Morgan Stanley Dean Witter&Co         Com New         617446 44 8              $446        4,880    Sh                 Sole
Motorola Inc                            Com           620076 10 9            $1,212       42,910    Sh                 Sole
Nokia Corp                         Sponsored ADR      654902 20 4           $14,521      364,735    Sh                 Sole
Pfizer Inc                              Com           717081 10 3            $8,077      179,749    Sh                 Sole
PMC - Sierra Inc                        Com           69344F 10 6            $1,214        5,640    Sh                 Sole
Qualcomm Inc                            Com           747525 10 3           $30,484      427,841    Sh                 Sole
Rambus Inc Del                          Com           750917 10 6           $21,077      267,008    Sh                 Sole
Sun Microsystems Inc                    Com           866810 10 4              $439        3,757    Sh                 Sole
Tellabs Inc                             Com           879664 10 0            $2,741       57,395    Sh                 Sole

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                                 Column 7       Column 8
                                  Other          Voting
                                 Managers       Authority
                                                  Sole       Shared     None
American Express Co                N/A           10,554
Agilent Technologies Inc           N/A           10,927
Bristol Myers Squibb Co            N/A           14,665
Chase Manhattan Corp New           N/A           91,020
Cisco Sys Inc                      N/A          201,193
Citigroup Inc                      N/A          122,859
Dell Computer Corp                 N/A           93,465
E M C Corp Mass                    N/A            4,438
General Elec Co                    N/A           12,960
Hewlett Packard Co                 N/A           30,342
I2 Technologies Inc                N/A           14,485
Intel Corp                         N/A          177,295
Internet Cap Group Inc             N/A           33,776
JDS Uniphase Corp                  N/A           36,725
Johnson & Johnson                  N/A           39,182
Microsoft Corp                     N/A           63,018
Morgan Stanley Dean Witter&Co      N/A            4,880
Motorola Inc                       N/A           42,910
Nokia Corp                         N/A          364,735
Pfizer Inc                         N/A          179,749
PMC - Sierra Inc                   N/A            5,640
Qualcomm Inc                       N/A          427,841
Rambus Inc Del                     N/A          267,008
Sun Microsystems Inc               N/A            3,757
Tellabs Inc                        N/A           57,395

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